May 7, 2007

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

ATTN: Office of Filings, Information and Consumer Services

RE:	GuideStone Funds (the “Trust”)

File Nos. 333-53432

811-10263

Dear Sir or Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on April 27, 2007 and became effective on May 1, 2007 (Accession No. 0001193125-07-093284).

Kindly direct any questions concerning this filing to the undersigned personally at (302) 791-1833.

Sincerely yours,

/s/ Tina M. Payne
Tina M. Payne, Assistant Secretary GuideStone Funds c/o PFPC Inc. 301 Bellevue Parkway Wilmington, DE 19809